NOTE 1 - NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFCANT ACCTG POLICIES (Narratives) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants Outstanding		25,112,547	25,216,332
Number of incentive stock options		2,242,000	0
Product warranty Period		90 days
Balance at financial institution		$ 1,007,029	$ 1,724,594
Reverse split	1 for 35
Patents and Trademarks [Member]
Estimated economic life of the property and equipment		17 years
Minimum [Member]
Estimated economic life of the property and equipment		3 years
Product warranty Period		12 months
Maximum [Member]
Estimated economic life of the property and equipment		5 years
Product warranty Period		36 months
Series A Preferred Stock [Member]
Number of Shares upon Conversion		5,660,000